FINANCIAL INSTRUMENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2017 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Carrying amount of investments | ₪			₪ 143,514
Aging of impaired trade receivables	86 days	89 days
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of investments | $	$ 41,394